Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Managers Micro-Cap Fund (Prospectus Summary): | Managers Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers Micro-Cap Fund
Supplement Text	ck0000882443_SupplementTextBlock

MANAGERS TRUST I

Managers Micro-Cap Fund

Supplement dated March 12, 2012 to the Prospectus dated March 1, 2012

The following information supplements and supersedes any information to the contrary relating to the Managers Micro-Cap Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus dated March 1, 2012 (the “Prospectus”).

The “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the  Fund” of the Prospectus is hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Managers Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCFX
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual FundOperating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual FundOperating ExpensesAfter Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[2]
Managers Micro-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual FundOperating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual FundOperating ExpensesAfter Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[2]

[1]	“Other Expenses” are estimated for the current fiscal year based on the annualized expenses and may not be representative of a full fiscal year.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[3]	Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2013 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.18% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under then current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.43% and 1.18%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.